Financial instruments (Details) - EUR (€) € in Thousands	Sep. 30, 2021	Dec. 31, 2020
Level Three
Financial instruments
Financial assets, at fair value		€ 5
Total liabilities
Financial instruments
Financial liabilities	€ 31,633	29,040
Current liabilities
Financial instruments
Financial liabilities	3,946	21,726
Trade payables
Financial instruments
Financial liabilities	2,666	1,956
Financial liabilities
Financial instruments
Financial liabilities	1,280	19,770
Financial liabilities, at fair value	911	25,666
Financial liabilities | Level Two
Financial instruments
Financial liabilities, at fair value		808
Financial liabilities | Level Three
Financial instruments
Financial liabilities, at fair value	911	24,858
Derivative financial instruments
Financial instruments
Financial liabilities		808
Financial liabilities, at fair value		808
Derivative financial instruments | Level Two
Financial instruments
Financial liabilities, at fair value		808
Long term debt
Financial instruments
Financial liabilities	779	18,650
Financial liabilities, at fair value	911	24,858
Long term debt | Level Three
Financial instruments
Financial liabilities, at fair value	911	24,858
Lease liability
Financial instruments
Financial liabilities	501	312
Non-current liabilities
Financial instruments
Financial liabilities	27,687	7,314
Non-current financial liabilities
Financial instruments
Financial liabilities	27,687	7,314
Financial liabilities, at fair value	30,278	4,203
Non-current financial liabilities | Level Two
Financial instruments
Financial liabilities, at fair value	2,124
Non-current financial liabilities | Level Three
Financial instruments
Financial liabilities, at fair value	28,154	4,203
Non-current derivative financial instruments
Financial instruments
Financial liabilities	2,124
Financial liabilities, at fair value	2,124
Non-current derivative financial instruments | Level Two
Financial instruments
Financial liabilities, at fair value	2,124
Non-current long term debt
Financial instruments
Financial liabilities	22,904	4,502
Financial liabilities, at fair value	28,154	4,203
Non-current long term debt | Level Three
Financial instruments
Financial liabilities, at fair value	28,154	4,203
Non-current lease liability
Financial instruments
Financial liabilities	2,659	2,812
Financial liabilities measured at amortized cost | Total liabilities
Financial instruments
Financial liabilities	26,349	25,108
Financial liabilities measured at amortized cost | Current liabilities
Financial instruments
Financial liabilities	3,445	20,606
Financial liabilities measured at amortized cost | Trade payables
Financial instruments
Financial liabilities	2,666	1,956
Financial liabilities measured at amortized cost | Financial liabilities
Financial instruments
Financial liabilities	779	18,650
Financial liabilities measured at amortized cost | Long term debt
Financial instruments
Financial liabilities	779	18,650
Financial liabilities measured at amortized cost | Non-current liabilities
Financial instruments
Financial liabilities	22,904	4,502
Financial liabilities measured at amortized cost | Non-current financial liabilities
Financial instruments
Financial liabilities	22,904	4,502
Financial liabilities measured at amortized cost | Non-current long term debt
Financial instruments
Financial liabilities	22,904	4,502
Total assets
Financial instruments
Financial assets	31,192	15,360
Current assets
Financial instruments
Financial assets	29,445	15,355
Cash and cash equivalents
Financial instruments
Financial assets	8,777	5,324
Financial assets
Financial instruments
Financial assets	15,694	5,351
Financial assets, at fair value	10,854	5,351
Financial assets | Level One
Financial instruments
Financial assets	10,854
Financial assets, at fair value		2,984
Financial assets | Level Two
Financial instruments
Financial assets, at fair value		2,367
Bond funds
Financial instruments
Financial assets	10,854	984
Financial assets, at fair value	10,854	984
Bond funds | Level One
Financial instruments
Financial assets, at fair value	10,854	984
Bond funds (restricted)
Financial instruments
Financial assets		2,000
Financial assets, at fair value		2,000
Bond funds (restricted) | Level One
Financial instruments
Financial assets, at fair value		2,000
Term deposit
Financial instruments
Financial assets	2,595
Derivative financial instruments
Financial instruments
Financial assets		2,367
Financial assets, at fair value		2,367
Derivative financial instruments | Level Two
Financial instruments
Financial assets, at fair value		2,367
Restricted Cash
Financial instruments
Financial assets	2,245
Trade receivables, net
Financial instruments
Financial assets	4,974	4,680
Non-current assets
Financial instruments
Financial assets	1,747	5
Non-current financial assets
Financial instruments
Financial assets	1,747	5
Financial assets, at fair value	1,747	5
Non-current financial assets | Level One
Financial instruments
Financial assets, at fair value	5
Non-current financial assets | Level Two
Financial instruments
Financial assets, at fair value	1,742
Non-current financial assets | Level Three
Financial instruments
Financial assets, at fair value		5
Non-current derivative financial instruments
Financial instruments
Financial assets	1,742
Financial assets, at fair value	1,742
Non-current derivative financial instruments | Level Two
Financial instruments
Financial assets, at fair value	1,742
Non-current equity securities
Financial instruments
Financial assets	5	5
Financial assets, at fair value	5	5
Non-current equity securities | Level One
Financial instruments
Financial assets, at fair value	5
Non-current equity securities | Level Three
Financial instruments
Financial assets, at fair value		5
FVTPL | Total liabilities
Financial instruments
Financial liabilities	2,124	808
FVTPL | Current liabilities
Financial instruments
Financial liabilities		808
FVTPL | Financial liabilities
Financial instruments
Financial liabilities		808
FVTPL | Derivative financial instruments
Financial instruments
Financial liabilities		808
FVTPL | Non-current liabilities
Financial instruments
Financial liabilities	2,124
FVTPL | Non-current financial liabilities
Financial instruments
Financial liabilities	2,124
FVTPL | Non-current derivative financial instruments
Financial instruments
Financial liabilities	2,124
FVTPL | Total assets
Financial instruments
Financial assets	12,596	5,351
FVTPL | Current assets
Financial instruments
Financial assets	10,854	5,351
FVTPL | Financial assets
Financial instruments
Financial assets	10,854	5,351
FVTPL | Bond funds
Financial instruments
Financial assets	10,854	984
FVTPL | Bond funds (restricted)
Financial instruments
Financial assets		2,000
FVTPL | Derivative financial instruments
Financial instruments
Financial assets		2,367
FVTPL | Non-current assets
Financial instruments
Financial assets	1,742
FVTPL | Non-current financial assets
Financial instruments
Financial assets	1,742
FVTPL | Non-current derivative financial instruments
Financial instruments
Financial assets	1,742
FVOCI | Total assets
Financial instruments
Financial assets	5	5
FVOCI | Non-current assets
Financial instruments
Financial assets	5	5
FVOCI | Non-current financial assets
Financial instruments
Financial assets	5	5
FVOCI | Non-current equity securities
Financial instruments
Financial assets	5	5
Assets at amortized cost | Total assets
Financial instruments
Financial assets	18,591	10,004
Assets at amortized cost | Current assets
Financial instruments
Financial assets	18,591	10,004
Assets at amortized cost | Cash and cash equivalents
Financial instruments
Financial assets	8,777	5,324
Assets at amortized cost | Financial assets
Financial instruments
Financial assets	4,840
Assets at amortized cost | Term deposit
Financial instruments
Financial assets	2,595
Assets at amortized cost | Restricted Cash
Financial instruments
Financial assets	2,245
Assets at amortized cost | Trade receivables, net
Financial instruments
Financial assets	€ 4,974	€ 4,680